Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                  March 6, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.   20549

         Re:      The Travelers Fund UL for Variable Life Insurance
                  File No. 811-3927
                  The Travelers Fund UL II for Variable Life Insurance File No. 811-7411

Commissioners:

     Annual reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the The Travelers Fund UL for Variable Life Insurance of The Travelers Insurance Company and The Travelers Fund UL II for Variable Life Insurance of The Travelers Life and Annuity Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual report for Capital Appreciation Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000701388, File No. 811-03429.

The annual report for Dreyfus Stock Index Fund Inc. is incorporate by reference as filed on Form N-CSR, CIK No. 0000846800, File No. 811-05719.

The annual report for High Yield Bond Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000701387, File No. 811-03428.

The annual report for Managed Assets Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000706453, File No. 811-03568.

The annual report for Money Market Portfolio is incorporated by reference as filed on Form N-CSR, CIK No. 0000355751, File No. 811-03274.

The annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain series of Citistreet Funds Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000896629, File No. 811-7450.

The annual reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000941568, File No. 811-7261.

The annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The annual reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001046292, File No. 811-08361.

The annual reports for certain series of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The annual reports for certain portfolios of Lazard Retirement Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001033669, File No. 811-08071.

The annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The annual reports for certain series of Scudder Investment VIT Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0001006373, File No. 811-07507.

The annual reports for certain series of Smith Barney Multiple Discipline Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The annual reports for certain series of The Merger Fund VL are incorporated by reference as filed on Form N-CSR, CIK No. 0001208133, File No. 811-21279.

The annual reports for certain portfolios of The Travelers Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

The annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

                                        Sincerely,

                                        /s/ John E. Connolly, Jr.

                                        John E. Connolly, Jr.